Industry Segments (Details)	3 Months Ended								6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)		Mar. 31, 2023 USD ($)	[1]	Jun. 30, 2022 USD ($)		Mar. 31, 2022 USD ($)	[1]	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment											8
Segment Reporting Information [Line Items]
Revenues, net	$ 28,022,026				$ 25,271,126				$ 52,383,739	$ 50,863,280	$ 104,563,002	$ 51,640,813
Gross profit	7,787,090				6,160,543				13,003,546	11,798,000	21,714,402	7,697,998
Income (loss) from operations	(3,718,894)				2,371,760				(8,859,367)	(1,384,395)	(10,755,784)	(22,122,359)
Depreciation and amortization	1,585,356				1,548,792				3,113,139	3,018,456
Interest Expenses	1,108,745				962,474				2,107,615	1,571,435	3,124,132	3,289,233
Net income (loss)	(4,551,866)	[1]	$ (5,769,143)		1,539,806	[1]	$ (3,999,560)		(10,321,009)	(2,459,754)	(12,875,313)	(19,483,138)
Total Assets	142,610,925								142,610,925		145,632,214	134,623,850
Goodwill	22,680,084								22,680,084		22,680,084	22,680,084
Accounts receivable, net											17,139,944	11,875,176
Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations											(10,755,784)	(22,122,359)
Depreciation and amortization											6,174,538	4,154,359
All Other
Segment Reporting Information [Line Items]
Revenues, net	1,176,325				673,735				2,447,472	1,559,718
Gross profit	398,676				293,225				772,244	646,699
Income (loss) from operations	(3,788,794)				(2,587,090)				(7,143,755)	(5,012,709)
Depreciation and amortization	317,255				277,280				595,968	554,721
Interest Expenses	600,494				534,018				1,087,498	829,747
Net income (loss)	(4,191,979)				(3,167,735)				(7,666,677)	(5,508,728)
Total Assets	15,619,649								15,619,649		15,118,622
Goodwill	1,913,310								1,913,310		1,913,310
A4 Construction Services - MSM
Segment Reporting Information [Line Items]
Revenues, net											18,290,019	16,191,284
Gross profit											1,374,517	(385,266)
Goodwill											113,592	113,592
Accounts receivable, net											5,188,521	3,906,271
A4 Construction Services - MSM | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations											(883,922)	(4,247,240)
Depreciation and amortization											684,563	846,808
Interest Expenses											421,287	706,607
Net income (loss)											(1,246,295)	(1,481,382)
Total Assets											11,309,049	10,935,355
A4 Construction Services - Excel
Segment Reporting Information [Line Items]
Revenues, net											1,761,572	1,803,739
Gross profit											3,681	(92,765)
Goodwill											0	0
Accounts receivable, net											288,243	286,972
A4 Construction Services - Excel | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations											(973,934)	(1,969,535)
Depreciation and amortization											267,966	291,556
Interest Expenses											245,855	291,263
Net income (loss)											(1,219,789)	(1,899,512)
Total Assets											3,359,818	3,050,206
A4 Manufacturing - QCA
Segment Reporting Information [Line Items]
Revenues, net											16,763,989	14,258,084
Gross profit											3,258,082	2,763,213
Goodwill											1,963,761	1,963,761
Accounts receivable, net											3,867,141	2,339,597
A4 Manufacturing - QCA | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations											702,875	1,426,141
Depreciation and amortization											417,172	377,868
Interest Expenses											262,551	230,044
Net income (loss)											367,760	1,774,139
Total Assets											20,988,492	11,869,711
A4 Manufacturing - Alt Labs
Segment Reporting Information [Line Items]
Revenues, net											12,889,992	11,674,220
Gross profit											2,343,368	3,749,878
Goodwill											4,410,564	4,410,564
Accounts receivable, net											1,833,502	406,333
A4 Manufacturing - Alt Labs | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations											2,284,308	(3,027,203)
Depreciation and amortization											983,931	611,079
Interest Expenses											351,503	72,060
Net income (loss)											2,054,958	(2,643,752)
Total Assets											26,636,905	23,173,298
A4 Defense - TDI
Segment Reporting Information [Line Items]
Revenues, net	$ 2,413,363				$ 2,472,207				$ 5,383,450	$ 5,160,188	10,046,658	4,467,376
Gross profit											3,082,844	1,073,636
Goodwill											6,426,786	6,426,786
Accounts receivable, net											1,905,314	1,371,184
A4 Defense - TDI | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations											1,072,306	(282,882)
Depreciation and amortization											288,950	191,740
Interest Expenses											11,975	825
Net income (loss)											1,060,331	(270,289)
Total Assets											13,497,381	11,982,580
A4 Technologies - RCA
Segment Reporting Information [Line Items]
Revenues, net											40,092,612	1,454,451
Gross profit											10,687,202	379,740
Goodwill											1,355,728	1,355,728
Accounts receivable, net											3,232,559	2,961,201
A4 Technologies - RCA | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations											2,525,619	(100,328)
Depreciation and amortization											979,206	49,299
Interest Expenses											159,878	15,347
Net income (loss)											2,365,741	(115,675)
Total Assets											27,191,977	28,174,091
A4 Technologies - ElecJet
Segment Reporting Information [Line Items]
Revenues, net											1,098,534	89,018
Gross profit											(236,636)	76,818
Goodwill											6,496,343	6,496,343
Accounts receivable, net											12,888	37,744
A4 Technologies - ElecJet | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations											(1,107,254)	(62,163)
Depreciation and amortization											414,333	33,833
Interest Expenses											0	0
Net income (loss)											(1,110,727)	(62,163)
Total Assets											12,897,440	12,904,267
A4 Aerospace - Vayu
Segment Reporting Information [Line Items]
Revenues, net											81,100	0
Gross profit											13,087	0
Goodwill											0	0
Accounts receivable, net											0	0
A4 Aerospace - Vayu | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations											(3,336,279)	(4,875,829)
Depreciation and amortization											1,025,412	1,093,995
Interest Expenses											10,677	9
Net income (loss)											(3,346,956)	(4,852,182)
Total Assets											14,632,530	14,702,838
All Other
Segment Reporting Information [Line Items]
Revenues, net											3,538,526	1,702,641
Gross profit											1,188,257	132,744
Goodwill											1,913,310	1,913,310
Accounts receivable, net											811,776	565,874
All Other | All Other
Segment Reporting Information [Line Items]
Income (loss) from operations											(11,039,503)	(8,983,320)
Depreciation and amortization											1,113,005	658,181
Interest Expenses											1,660,406	1,973,078
Net income (loss)											(11,800,336)	(9,932,322)
Total Assets											$ 15,118,622	$ 17,831,504

[1]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.